Share and Other Capital	9 Months Ended
Sep. 30, 2020
Share And Other Capital
Share and Other Capital
13.	Share and other capital

The Company has an unlimited number of authorized common shares (being voting and participating shares) with no par value, as well as an unlimited number of preferred, first and second ranking shares, issuable in series, with rights and privileges specific to each class, with no par value.

2020

On February 21, 2020, the Company closed a registered direct offering for 3,478,261 common shares, at a purchase price of $1.29 per share, priced at-the-market. Additionally, 2,608,696 investor share purchase warrants were issued at an exercise price of $1.20 per common share and 243,478 broker share purchase warrants were issued at an exercise price of $1.62 per common share (note 11(a)). The net cash proceeds to the Company from the offering totaled $3,900. The gross proceeds of $4,500 was allocated as $2,325 to warrant liability based on the ascribed fair value (note 11) and the remaining gross proceeds of $2,174 were allocated to share capital. The transaction costs of $600 were allocated between share capital and warrants based on their relative fair values. The fair value of the share capital was recorded within equity net of the allocated transaction costs. The transaction costs of $310 allocated to the warrant liability were recorded as expense in the statement of comprehensive loss.

During the second quarter of 2020, directors who were no longer on the Board redeemed their DSUs in full whereby 111,300 common shares were issued.

On July 7, 2020, the Company closed a public offering of 26,666,666 units at a price of $0.45 per unit, for net cash proceeds to the Company of $10,596. Each unit contained one common share (or common share equivalent in lieu thereof) and one investor share purchase warrant to purchase one common share. In total, 26,666,666 common shares, 26,666,666 investor share purchase warrants at an exercise price of $0.45 per share expiring July 7, 2025 and 1,866,667 placement agent warrants with an exercise price of $0.5625 per share, expiring July 1, 2025 were issued. As these warrants were registered and can be settled for a fixed number of the Company’s underlying common shares, the warrants meet the requirements of the fixed-for-fixed rule and have been classified as equity.

Because the warrants were classified as equity, the gross proceeds of $12,000 was allocated as $6,308 to share capital and $5,691 to share purchase warrants based on their relative fair values. The transaction costs of $1,420 were reduced from share capital and share purchase warrants and charged to share issuance costs and classified as equity. The values ascribed to the share capital and share purchase warrants were recorded within equity, net of the allocated transaction costs.

On August 5, 2020, the Company closed a securities purchase agreement of 12,427,876 common shares at a purchase price of $0.56325 per common share. The offering resulted in gross proceeds of $7,000. Concurrently, the Company issued to the purchasers unregistered warrants to purchase up to an aggregate of 9,320,907 common shares. The warrants are exercisable for a period of five and one-half years, exercisable immediately following the issuance date and have an exercise price of $0.47 per common share. In addition, the Company issued unregistered warrants to the placement agent to purchase up to an aggregate of 869,952 common shares, with an exercise price of $0.7040625 per share and an expiration date of August 3, 2025. The gross proceeds of $7,000 was allocated as $3,944 to warrant liability based on the ascribed fair value (note 11) and the remaining gross proceeds of $3,056 were allocated to share capital. The transaction costs of $747were allocated between share capital and warrants based on their relative fair values. The fair value of the share capital was recorded within equity net of the allocated transaction costs of $327. The transaction costs of $421 allocated to the warrant liability were recorded as expense in the statement of comprehensive loss.

2019

On September 20, 2019, the Company entered into a securities purchase agreement with U.S. institutional investors to purchase $4,988 (before total transaction costs of $786) of its common shares in a registered direct offering and warrants to purchase common shares in a concurrent private placement (together, the “Offering”). The combined purchase price for one common share and one warrant was $1.50. Under the terms of the securities purchase agreement, the Company sold 3,325,000 common shares. In a concurrent private placement, the Company issued warrants to purchase up to an aggregate of 3,325,000 common shares (note 11(a)). The gross proceeds of $4,988 was allocated as $3,457 to warrants based on the ascribed fair value and the remaining gross proceeds of $1,531 were allocated to share capital. The transaction costs of $795 were allocated between share capital and warrants based on their relative fair values. The fair value of the share capital was recorded within equity net of the allocated transaction costs. The transaction costs of $550 allocated to the warrant liability were recorded as expense in the statement of comprehensive (loss) income.

Shareholder rights plan

Effective May 8, 2019, the shareholders re-approved the Company’s shareholder rights plan (the “Rights Plan”) that provides the Board and the Company’s shareholders with additional time to assess any unsolicited take-over bid for the Company and, where appropriate, to pursue other alternatives for maximizing shareholder value. Under the Rights Plan, one right has been issued for each currently issued common share, and one right will be issued with each additional common share that may be issued from time to time.

Other capital

The Company accounts for costs associated with share-based compensation from security grants under its long-term incentive plan (the “LTIP”) and stock option plans as other capital in its consolidated statements of changes in shareholders’ equity (deficiency) and as operating expenses in its condensed interim consolidated statements of comprehensive loss.

The following tables summarize the activity under the LTIP and the Stock Option Plan:

	Nine months ended September 30, 2020
	US$ Stock options	Weighted average exercise price	DSUs	CAN$ Stock options	Weighted average exercise price
September 30, 2020	(Number)	(US$)	(Number)	(Number)	(CAN$)
Balance – Beginning of period	741,116	3.61	212,000	441	912.00
Granted	—	—	120,000	—	—
Exercised	—	—	(159,000)	—	—
Canceled/Forfeited	(330,350)	2.14	—	—	—
Expired	(84,366)	15.51	—	(431)	912.00
Balance – End of period	326,400	2.03	173,000	10	912.00

	Year ended December 31, 2019
	US$ Stock options	Weighted average exercise price	DSUs	CAN$ Stock options	Weighted average exercise price
December 31, 2019	(Number)	(US$)	(Number)	(Number)	(CAN$)
Balance – Beginning of period	727,816	4.07	161,000	869	743.56
Granted	185,000	1.07	150,000	—	—
Exercised	(64,850)	2.75	(99,000)	—	—
Canceled/Forfeited	(6,000)	13,39	—	—	—
Expired	(100,850)	2.24	—	(428)	570.00
Balance – End of period	741,116	3.61	212,000	441	912.00

The following table summarizes the activity regarding warrants that were reclassified into equity:

	Nine months ended September 30, 2020			Year ended December 31, 2019
		Weighted average exercise price
	Number	(US$)	$	$
Balance – Beginning of the period	—	—	—	Nil
Warrant liability reclassified to equity (note 11(b))	16,368,033	0.8556	7,377	Nil
Warrants issued as equity (July 2020)	28,533,333	0.4574	5,691	Nil
Balance – End of the period	44,901,366	0.6025	13,068	Nil

The table presented below shows the inputs and assumptions applied to the Black-Scholes option pricing model in order to determine the fair value of such warrants:

	Number of equivalent shares	Market value per share price	Weighted average exercise price	Risk- free annual interest rate	Expected volatility	Expected life (years)	Expected dividend yield
		($)	($)	(i)	(ii)	(iii)	(iv)
July 2020 Investor Warrants	26,666,666	0.52	0.45	0.2879%	123.1048%	5	0.00%
July 2020 Placement Agent Warrants	1,866,667	0.52	0.5625	0.2879%	123.1048%	5	0.00%

(i)	Based on United States Treasury Government Bond interest rates with a term that is consistent with the expected life of the warrants.
(ii)	Based on the historical volatility of the Company’s stock price over the most recent period consistent with the expected life of the warrants, as well as on future expectations.
(iii)	Based upon time to expiry from the reporting period date.
(iv)	The Company has not paid dividends and it does not intend to pay dividends in the foreseeable future.